Related party transactions - Summary of Related Party Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Miscellaneous	$ 81,662	$ 71,442
Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Accounts and notes receivable, net	0	365
Other receivables	4,156	3,377
Miscellaneous	3,979	3,448
Accounts payable	$ (19,893)	$ (10,873)